Quarterly Holdings Report
for
Fidelity® Preferred Securities & Income ETF
November 30, 2024
PSI-NPRT1-0125
1.9901714.103
Convertible Preferred Stocks - 2.3%
	Shares	Value ($)
CANADA - 0.1%
Utilities - 0.1%
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp 3 month U.S. LIBOR + 0%, 9.6032% (b)(c)	3,000	76,650
UNITED STATES - 2.2%
Financials - 2.2%
Banks - 1.7%
Wells Fargo & Co Series L, 7.5%	750	915,438
Capital Markets - 0.2%
Ares Management Corp 6.75% Series B	2,400	132,888
Financial Services - 0.3%
Apollo Global Management Inc Series A, 6.75%	1,700	156,136
TOTAL UNITED STATES		1,204,462
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,210,450)		1,281,112

Non-Convertible Corporate Bonds - 27.0%
	Principal Amount (a)	Value ($)
CANADA - 10.1%
Energy - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Enbridge Inc 8.5% 1/15/2084 (b)	3,150,000	3,507,963
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)(d)	195,000	204,085
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)(d)	195,000	201,315
Transcanada Trust 5.3% 3/15/2077 (b)	161,000	156,074
Transcanada Trust 5.5% 9/15/2079 (b)	128,000	123,385
Transcanada Trust 5.6% 3/7/2082 (b)	335,000	320,965
Transcanada Trust 5.625% 5/20/2075 (b)	540,000	536,488
Transcanada Trust 5.875% 8/15/2076 (b)	129,000	128,262
		5,178,537
Utilities - 0.6%
Electric Utilities - 0.2%
Emera Inc 6.75% 6/15/2076 (b)	125,000	126,273
Gas Utilities - 0.4%
AltaGas Ltd 7.2% 10/15/2054 (b)(d)	200,000	204,245
TOTAL UTILITIES		330,518

TOTAL CANADA		5,509,055
GERMANY - 0.4%
Financials - 0.4%
Insurance - 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/2042 (b)(d)	200,000	204,440
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	150,000	155,539
JAPAN - 2.4%
Financials - 2.4%
Insurance - 2.4%
Meiji Yasuda Life Insurance Co 5.1% 4/26/2048 (b)(d)	200,000	199,060
Meiji Yasuda Life Insurance Co 5.2% 10/20/2045 (b)(d)	200,000	199,368
Nippon Life Insurance Co 2.75% 1/21/2051 (b)(d)	200,000	172,208
Nippon Life Insurance Co 3.4% 1/23/2050 (b)(d)	100,000	91,306
Nippon Life Insurance Co 4.7% 1/20/2046 (b)(d)	200,000	198,453
Nippon Life Insurance Co 6.25% 9/13/2053 (b)(d)	200,000	211,323
Sumitomo Life Insurance Co 4% 9/14/2077 (b)(d)	270,000	261,232

TOTAL JAPAN		1,332,950
UNITED KINGDOM - 0.8%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC 7% 4/4/2079 (b)	400,000	418,193
UNITED STATES - 13.1%
Communication Services - 0.3%
Media - 0.3%
Paramount Global 6.25% 2/28/2057 (b)	80,000	75,693
Paramount Global 6.375% 3/30/2062 (b)	125,000	120,552
		196,245
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP 8% 5/15/2054 (b)	35,000	37,229
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	126,000	122,854
Enterprise Products Operating LLC 5.375% 2/15/2078 (b)	67,000	64,392
Enterprise Products Operating LLC CME Term SOFR 3 month Index + 2.986%, 7.733% 8/16/2077 (b)(c)	33,000	32,776
		257,251
Financials - 4.2%
Capital Markets - 0.1%
Ares Finance Co III LLC 4.125% 6/30/2051 (b)(d)	75,000	71,701
Financial Services - 0.8%
Apollo Management Holdings LP 4.95% 1/14/2050 (b)(d)	324,000	324,790
Corebridge Financial Inc 6.375% 9/15/2054 (b)	130,000	130,451
		455,241
Insurance - 3.3%
American International Group Inc 5.75% 4/1/2048 (b)	129,000	128,246
Assurant Inc 7% 3/27/2048 (b)	61,000	62,705
Liberty Mutual Group Inc 4.125% 12/15/2051 (b)(d)	150,000	142,373
Liberty Mutual Group Inc 4.3% 2/1/2061 (d)	125,000	80,964
MetLife Inc 10.75% 8/1/2069 (b)	128,000	174,914
MetLife Inc 6.4% 12/15/2066 (b)	319,000	331,842
PartnerRe Finance B LLC 4.5% 10/1/2050 (b)	67,000	62,168
Prudential Financial Inc 3.7% 10/1/2050 (b)	200,000	181,462
Prudential Financial Inc 5.125% 3/1/2052 (b)	150,000	144,440
Prudential Financial Inc 6% 9/1/2052 (b)	200,000	202,392
Prudential Financial Inc 6.75% 3/1/2053 (b)	250,000	262,599
		1,774,105
Utilities - 8.1%
Electric Utilities - 4.8%
American Electric Power Co Inc 3.875% 2/15/2062 (b)	135,000	127,544
Edison International 7.875% 6/15/2054 (b)	15,000	15,719
NextEra Energy Capital Holdings Inc 5.65% 5/1/2079 (b)	234,000	231,646
PG&E Corp 7.375% 3/15/2055 (b)	1,661,000	1,716,563
Southern Co/The 3.75% 9/15/2051 (b)	125,000	120,137
Southern Co/The 4% 1/15/2051 (b)	400,000	392,303
		2,603,912
Multi-Utilities - 3.3%
CenterPoint Energy Inc 6.7% 5/15/2055 (b)	138,000	138,114
CMS Energy Corp 3.75% 12/1/2050 (b)	409,000	357,235
CMS Energy Corp 4.75% 6/1/2050 (b)	150,000	142,201
Dominion Energy Inc 6.625% 5/15/2055 (b)	500,000	512,300
Sempra 4.125% 4/1/2052 (b)	710,000	672,562
		1,822,412
TOTAL UTILITIES		4,426,324

TOTAL UNITED STATES		7,180,867
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $14,634,636)		14,801,044

Non-Convertible Preferred Stocks - 26.0%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd Series G, 4.2%	1,550	28,535
CANADA - 0.3%
Industrials - 0.1%
Electrical Equipment - 0.1%
Brookfield BRP Holdings Canada Inc 7.25%	2,100	55,293
Utilities - 0.2%
Electric Utilities - 0.0%
Brookfield Infrastructure Finance ULC 7.25%	1,100	28,908
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	2,395	46,080
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP 5.125%	825	15,857
Brookfield Infrastructure Partners LP Series A, 5%	825	15,831
		31,688
TOTAL UTILITIES		106,676

TOTAL CANADA		161,969
NETHERLANDS - 0.2%
Financials - 0.2%
Insurance - 0.2%
AEGON Funding Co LLC 5.1%	3,950	86,110
UNITED STATES - 25.5%
Communication Services - 2.2%
Diversified Telecommunication Services - 1.4%
AT&T Inc 4.75%	21,000	423,360
AT&T Inc 5.35%	3,500	82,635
Qwest Corp 6.5%	5,900	103,840
Qwest Corp 6.75%	7,400	135,050
		744,885
Wireless Telecommunication Services - 0.8%
Telephone and Data Systems Inc 6%	3,500	66,535
Telephone and Data Systems Inc 6.625%	1,500	32,100
United States Cellular Corp 5.5%	3,500	79,135
United States Cellular Corp 5.5%	3,500	79,170
United States Cellular Corp 6.25%	8,500	199,240
		456,180
TOTAL COMMUNICATION SERVICES		1,201,065

Financials - 11.8%
Banks - 4.2%
Bank of America Corp 4.25%	5,500	103,235
Bank of America Corp 4.375%	19,000	369,740
Cadence Bank 5.5%	2,000	41,990
Citizens Financial Group Inc 5%	2,000	43,000
Fifth Third Bancorp 4.95%	800	18,984
JPMorgan Chase & Co 4.55%	22,900	477,007
JPMorgan Chase & Co Series MM, 4.2%	32,600	636,026
KeyCorp 6.125% (b)	3,000	77,010
KeyCorp 6.2% (b)	2,000	51,000
Regions Financial Corp 4.45%	500	9,985
Regions Financial Corp 5.7% (b)	3,000	75,510
US Bancorp Series M, 4%	2,000	37,280
Webster Financial Corp 5.25%	750	15,700
Wells Fargo & Co 4.7%	9,400	190,162
Western Alliance Bancorp 4.25% (b)	1,500	32,955
Wintrust Financial Corp 6.5% (b)	2,000	50,550
		2,230,134
Capital Markets - 3.3%
Affiliated Managers Group Inc 4.75%	3,000	59,130
Brookfield Oaktree Holdings LLC Series A, 6.625%	7,000	158,550
Brookfield Oaktree Holdings LLC Series B, 6.55%	7,000	157,150
Charles Schwab Corp/The 4.45%	4,500	95,715
Morgan Stanley 5.85% (b)	16,000	399,200
Morgan Stanley 6.625%	14,500	384,105
Morgan Stanley Series O, 4.25%	12,800	246,400
Northern Trust Corp Series E, 4.7%	1,500	32,820
State Street Corp 5.35% (b)	1,000	25,080
Stifel Financial Corp Series D, 4.5%	13,000	263,640
		1,821,790
Consumer Finance - 0.3%
Capital One Financial Corp 5%	7,100	149,100
Navient Corp 6%	1,500	30,705
		179,805
Financial Services - 1.0%
Carlyle Finance LLC 4.625%	7,400	144,596
Corebridge Financial Inc 6.375%	4,400	109,221
Equitable Holdings Inc 4.3%	1,000	19,450
Equitable Holdings Inc Series A, 5.25%	3,000	68,790
KKR Group Finance Co IX LLC 4.625%	5,000	99,100
Voya Financial Inc 5.35% (b)	5,000	126,300
		567,457
Insurance - 3.0%
Allstate Corp/The 5.1%	10,000	227,700
Allstate Corp/The Series I, 4.75%	2,000	42,380
American Financial Group Inc/OH 4.5%	6,000	117,322
Arch Capital Group Ltd 4.55%	2,250	44,843
Arch Capital Group Ltd 5.45%	2,000	45,580
Assurant Inc 5.25%	2,500	54,725
Athene Holding Ltd 7.25% (b)	8,800	226,600
Athene Holding Ltd Series A, 6.35% (b)	2,500	64,275
Athene Holding Ltd Series D, 4.875%	4,000	77,480
Brighthouse Financial Inc 4.625%	4,000	70,640
Brighthouse Financial Inc 5.375%	4,000	79,960
Brighthouse Financial Inc 6.6%	2,000	47,960
Brighthouse Financial Inc 6.75%	2,000	49,980
Enstar Group Ltd 7% (b)	3,900	79,950
Hartford Financial Services Group Inc/The 6%	3,800	96,520
Prudential Financial Inc 5.625%	1,500	37,470
Reinsurance Group of America Inc 7.125% (b)	4,000	107,160
Unum Group 6.25%	3,500	88,305
W R Berkley Corp 4.25%	5,000	96,700
		1,655,550
TOTAL FINANCIALS		6,454,736

Industrials - 0.9%
Trading Companies & Distributors - 0.9%
FTAI Aviation Ltd Series B, 8% (b)	2,000	50,960
FTAI Aviation Ltd Series C, 8.25% (b)	8,000	208,320
Wesco International Inc 10.625% (b)	9,000	234,720
		494,000
Real Estate - 1.9%
Office REITs - 0.3%
Vornado Realty Trust Series L, 5.4%	8,800	159,808
Real Estate Management & Development - 0.3%
Brookfield Property Partners LP 5.75%	1,900	27,683
Brookfield Property Partners LP 6.375%	1,700	27,948
Brookfield Property Partners LP 6.5%	1,700	29,166
Brookfield Property Preferred LP 6.25%	4,700	78,490
		163,287
Residential REITs - 0.0%
American Homes 4 Rent Series H, 6.25%	1,000	24,800
Specialized REITs - 1.3%
Digital Realty Trust Inc 5.2%	10,000	224,800
Digital Realty Trust Inc 5.25%	1,750	41,300
Public Storage Operating Co 4%	20,000	357,600
Public Storage Operating Co Series H, 5.6%	1,500	37,095
Public Storage Operating Co Series I, 4.875%	1,500	33,120
		693,915
TOTAL REAL ESTATE		1,041,810

Utilities - 8.7%
Electric Utilities - 4.6%
Entergy Louisiana LLC 4.875%	1,000	22,010
SCE Trust II 5.1%	10,331	216,951
SCE Trust V 5.45% (b)	1,550	38,828
SCE Trust VII 6.95%	6,000	157,860
SCE Trust VII 7.5%	5,000	134,500
Southern Co/The 4.2%	92,998	1,847,870
Southern Co/The Series A, 4.95%	5,000	109,396
		2,527,415
Multi-Utilities - 4.1%
CMS Energy Corp 4.2%	37,406	732,784
DTE Energy Co 4.375%	2,825	55,349
DTE Energy Co 4.375%	1,000	19,469
SCE Trust VI 5%	71,075	1,455,616
		2,263,218
TOTAL UTILITIES		4,790,633

TOTAL UNITED STATES		13,982,244
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $14,441,893)		14,258,858

Preferred Securities - 42.7%
	Principal Amount (a)	Value ($)
CANADA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Enbridge Inc 5.5% 7/15/2077 (b)	126,000	124,577
Enbridge Inc 5.75% 7/15/2080 (b)	126,000	125,161
Enbridge Inc 6% 1/15/2077 (b)	68,000	68,961
Enbridge Inc 6.25% 3/1/2078 (b)	123,000	122,606
Enbridge Inc 8.25% 1/15/2084 (b)	100,000	108,914

TOTAL CANADA		550,219
FRANCE - 2.0%
Financials - 1.6%
Banks - 1.6%
BNP Paribas SA 7.375% (b)(d)(e)	825,000	840,681
Utilities - 0.4%
Electric Utilities - 0.4%
Electricite de France SA 9.125% (b)(d)(e)	200,000	233,829
TOTAL FRANCE		1,074,510
JAPAN - 0.4%
Financials - 0.4%
Insurance - 0.4%
Dai-ichi Life Insurance Co Ltd/The 4% (b)(d)(e)	200,000	198,880
UNITED STATES - 39.3%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
General Motors Financial Co Inc 5.7% (b)(e)	252,000	247,917
Energy - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
BP Capital Markets PLC 4.375% (b)(e)	125,000	124,480
BP Capital Markets PLC 4.875% (b)(e)	525,000	519,543
BP Capital Markets PLC 6.125% (b)(e)	275,000	274,834
BP Capital Markets PLC 6.45% (b)(e)	215,000	226,949
Energy Transfer LP 6.625% (b)(e)	2,010,000	2,020,814
Energy Transfer LP 6.75% (b)(e)	270,000	270,725
Energy Transfer LP Series G, 7.125% (b)(e)	710,000	726,914
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (b)(c)(e)	100,000	100,168
Venture Global LNG Inc 9% (b)(d)(e)	640,000	673,100
		4,937,527
Financials - 24.9%
Banks - 12.6%
Bank of America Corp 6.1% (b)(e)	200,000	202,128
Bank of America Corp 6.125% (b)(e)	100,000	102,765
Citigroup Inc 3.875% (b)(e)	400,000	387,199
Citigroup Inc 4% (b)(e)	285,000	280,847
Citigroup Inc 4.15% (b)(e)	89,000	85,575
Citigroup Inc 5.95% (b)(e)	393,000	392,964
Citigroup Inc 6.75% (b)(e)	200,000	199,313
Citigroup Inc 7% (b)(e)	270,000	284,795
Citigroup Inc 7.125% (b)(e)	220,000	227,015
Fifth Third Bancorp 4.5% (b)(e)	50,000	49,656
Huntington Bancshares Inc/OH 5.625% (b)(e)	226,000	225,341
JPMorgan Chase & Co 4% (b)(e)	1,005,000	999,239
JPMorgan Chase & Co 4.6% (b)(e)	300,000	303,018
JPMorgan Chase & Co 6.875% (b)(e)	145,000	155,607
KeyCorp 5% (b)(e)	155,000	152,096
M&T Bank Corp 5.125% (b)(e)	50,000	49,679
PNC Financial Services Group Inc/The 3.4% (b)(e)	195,000	184,022
PNC Financial Services Group Inc/The 5% (b)(e)	542,000	538,568
PNC Financial Services Group Inc/The 6.25% (b)(e)	160,000	163,942
Regions Financial Corp 5.75% (b)(e)	75,000	75,454
Truist Financial Corp 4.95% (b)(e)	135,000	137,314
Truist Financial Corp 5.1% (b)(e)	403,000	392,615
Truist Financial Corp 5.125% (b)(e)	60,000	59,990
US Bancorp 3.7% (b)(e)	140,000	133,497
US Bancorp 5.3% (b)(e)	115,000	114,762
Wells Fargo & Co 3.9% (b)(e)	876,000	859,404
Wells Fargo & Co 7.625% (b)(e)	75,000	81,090
		6,837,895
Capital Markets - 8.6%
Bank of New York Mellon Corp/The 3.7% (b)(e)	830,000	815,741
Bank of New York Mellon Corp/The 3.75% (b)(e)	96,000	92,571
Bank of New York Mellon Corp/The 4.625% (b)(e)	200,000	197,957
Charles Schwab Corp/The 4% (b)(e)	200,000	195,172
Charles Schwab Corp/The 4% (b)(e)	831,000	736,799
Charles Schwab Corp/The 5% (b)(e)	100,000	99,021
Goldman Sachs Group Inc/The 4.125% (b)(e)	779,000	750,226
Goldman Sachs Group Inc/The 4.4% (b)(e)	500,000	502,309
Goldman Sachs Group Inc/The 5.3% (b)(e)	79,000	79,098
Goldman Sachs Group Inc/The 6.125% (b)(e)	480,000	486,049
Goldman Sachs Group Inc/The 7.5% (b)(e)	160,000	168,121
Morgan Stanley 5.875% (b)(e)	435,000	439,648
Northern Trust Corp 4.6% (b)(e)	155,000	154,094
		4,716,806
Consumer Finance - 2.7%
Ally Financial Inc 4.7% (b)(e)	220,000	191,708
Ally Financial Inc 4.7% (b)(e)	470,000	443,910
American Express Co 3.55% (b)(e)	217,000	208,827
Capital One Financial Corp 3.95% (b)(e)	560,000	540,406
Discover Financial Services 5.5% (b)(e)	100,000	97,944
		1,482,795
Financial Services - 0.1%
Equitable Holdings Inc 4.95% (b)(e)	75,000	76,039
Insurance - 0.9%
Markel Group Inc 6% (b)(e)	200,000	205,974
MetLife Inc 3.85% (b)(e)	275,000	272,354
SBL Holdings Inc 6.5% (b)(d)(e)	34,000	29,488
		507,816
Industrials - 1.9%
Trading Companies & Distributors - 1.9%
Air Lease Corp 4.125% (b)(e)	261,000	248,208
Air Lease Corp 4.65% (b)(e)	300,000	299,252
Air Lease Corp 6% (b)(e)	70,000	70,037
Aircastle Ltd 5.25% (b)(d)(e)	416,000	412,795
		1,030,292
Utilities - 3.0%
Electric Utilities - 1.3%
Edison International 5% (b)(e)	324,000	319,976
Edison International 5.375% (b)(e)	366,000	366,862
		686,838
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp 7% (b)(d)(e)	470,000	489,476
Vistra Corp 8% (b)(d)(e)	100,000	103,665
		593,141
Multi-Utilities - 0.6%
Dominion Energy Inc 4.35% (b)(e)	225,000	219,638
Sempra 4.875% (b)(e)	170,000	169,511
		389,149
TOTAL UTILITIES		1,669,128

TOTAL UNITED STATES		21,506,215
TOTAL PREFERRED SECURITIES (Cost $22,572,553)		23,329,824

U.S. Treasury Obligations - 1.8%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.875% 2/15/2043	4.01 to 4.93	700,000	649,059
US Treasury Bonds 3.875% 5/15/2043	4.99	233,000	215,601
US Treasury Bonds 4.25% 2/15/2054	4.12 to 4.16	132,000	128,927
TOTAL U.S. TREASURY OBLIGATIONS (Cost $951,043)			993,587

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $241,276)	4.64	241,229	241,277

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $54,051,851)	54,905,702
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(93,875)
NET ASSETS - 100.0%	54,811,827

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,748,778 or 10.5% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	271,437	7,235,622	7,265,782	9,085	-	-	241,277	0.0%
Total	271,437	7,235,622	7,265,782	9,085	-	-	241,277

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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